Lease Asset (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Lease Asset
Schedule of Lease Receivable Asset
	March 31, 2020	December 31, 2019
Lease asset	$217,584	$217,584
Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.
	December 31, 2019	December 31, 2017
Lease asset	$217,584	$217,584